Investment Properties - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 720	$ 763	$ 653
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	430	429
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	290	334
Fair value [Member] | Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	10,656	9,548
Fair value [Member] | Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 1,397	$ 1,303